Available-For-Sale Financial Assets - Schedule of Available-For-Sale Financial Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Non-current available-for-sale financial assets	$ 140	$ 2,650
Current available-for-sale financial assets	3,942	3,692
Financial Assets Available-For-Sale | Plutus Opportunities Fund Limited
Disclosure of financial assets [line items]
Current available-for-sale financial assets	3,577
Financial Assets Available-For-Sale | Polyxo Global Limited
Disclosure of financial assets [line items]
Current available-for-sale financial assets	225	1,042
Financial Assets Available-For-Sale | LMB Holdings Limited
Disclosure of financial assets [line items]
Non-current available-for-sale financial assets		650
Financial Assets Available-For-Sale | Valuable Technologies Limited
Disclosure of financial assets [line items]
Non-current available-for-sale financial assets	$ 140	$ 2,000